Contingent Payment - Additional Information (Detail) - ConocoPhillips Company and Certain of its Subsidiaries [Member]		9 Months Ended	12 Months Ended
	May 17, 2017 CAD ($) $ / bbl	Sep. 30, 2020 CAD ($) $ / bbl	Dec. 31, 2019 CAD ($)
Disclosure Of Contingent Liabilities In Business Combination [Line Items]
Contingent payment description		In connection with the acquisition (the “Acquisition”) from ConocoPhillips Company and certain of its subsidiaries (collectively, “ConocoPhillips”), Cenovus agreed to make quarterly payments to ConocoPhillips during the five years subsequent to May 17, 2017 for quarters in which the average WCS crude oil price exceeds $52.00 per barrel during the quarter. The quarterly payment will be $6 million for each dollar that the WCS price exceeds $52.00 per barrel. The calculation includes an adjustment mechanism related to certain significant production outages at Foster Creek and Christina Lake, which may reduce the amount of a contingent payment. There are no maximum payment terms. As at September 30, 2020, no amount was payable under this agreement (December 31, 2019 – $14 million).
Contingent payments period		5 years
Average crude oil price per barrel for contingent payment | $ / bbl		52.00
Quarterly contingent payment | $	$ 6,000,000
Contingent payable | $		$ 0	$ 14,000,000
Top of Range [Member]
Disclosure Of Contingent Liabilities In Business Combination [Line Items]
Average crude oil price per barrel for contingent payment | $ / bbl	52.00